Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of components of other liabilities
Components of other liabilities were as follows:

(dollars in millions)
December 31,	2015	2014

Retirement plans	$55	$50
Accrued interest on debt	55	57
Payables to parent and affiliates *	24	48
Other accrued expenses and accounts payable	17	30
Loan principal warranty reserve	15	24
Salary and benefit liabilities	14	11
Bank overdrafts	14	5
Other insurance liabilities	5	4
Other	17	30
Total	$216	$259

*	See Note 11 for further information on payables to parent and affiliates.